STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Share-Based Payment Arrangement [Abstract]
Unrecognized share-based compensation cost	$ 15.7
Expected period for recognition	1 year 6 months 7 days
Severance expenses	$ 6.3	$ 8.8	$ 9.0